Corporate Information	12 Months Ended
Apr. 30, 2022
Corporate Information
Corporate Information

1.	Corporate Information
Uranium Royalty Corp. (“URC” or “the Company”) is a company incorporated in Canada on April 21, 2017 and domiciled in Canada. URC is principally engaged in acquiring and assembling a portfolio of royalties, , physical uranium holdings and investing in companies with direct exposure to uranium. The registered office of the Company is located at 1000 Cathedral Place, 925 West Georgia Street, Vancouver, British Columbia, V6C 3L2, Canada. The principal address of the Company is 1030 West Georgia Street, Suite 1830, Vancouver, British Columbia, V6E 2Y3, Canada.
The Company has common shares and its common share purchase warrants, each of which is exercisable into one common share at an exercise price of $2.00 per share until December 6, 2024 (the “Listed Warrants”), listed on the TSX Venture Exchange (the
“TSX-V”)
under the symbols “URC” and “URC.WT”, respectively. The Company’s common shares are listed on the NASDAQ Capital Market under the symbol “UROY”.